BUSINESS COMBINATIONS	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS COMBINATIONS

8.	BUSINESS COMBINATIONS

Acquisition of Curiosity Ink Media, LLC

On July 29, 2021, the Company entered into a membership interest purchase agreement (the “Purchase Agreement”) with Curiosity Ink Media LLC, a Delaware limited liability company (“Curiosity”) and the holders of all of Curiosity’s outstanding membership interests (the “Sellers”), for the purchase of 80% of Curiosity’s outstanding membership interests (the “Purchased Interests”) from the Sellers (the “Acquisition”).

On August 19, 2021, pursuant to the terms of the Purchase Agreement, the Company consummated the Acquisition and acquired the Purchased Interests in consideration for the issuance to the Sellers of an aggregate of 1,771,883 shares of the Company’s common stock to the Sellers, pro rata to their membership interests immediately prior to the closing of the Acquisition. The shares were valued at $2.82 per share which represents to the 20-day volume-weighted average price of the Company’s common stock on August 19, 2021.

Pursuant to the Purchase Agreement, the Company also paid $400,000 and issued an 8% eighteen-month convertible promissory note in the principal amount $278,000 (the “Note”) to pay-down and refinance certain outstanding loans and advances previously made to Curiosity by Russell Hicks and Brett Watts.

The Note is convertible into shares of common stock of the Company at a conversion price of $3.28 per share but may not be converted if, after giving effect to such conversion, the noteholder and its affiliates would beneficially own in excess of 9.99% of the Company’s outstanding common stock. The Note may be prepaid at any time, in whole or in part. The Note is subordinate to the Company’s senior indebtedness.

The Sellers also have the ability to earn up to $17,500,000 (payable 50% in cash and 50% in stock) upon the achievement of certain performance milestones as of December 31, 2025.

In addition to the tangible assets, goodwill totaling $14,271,969 was recorded in connection with the acquisition. Goodwill was calculated as the excess of the consideration transferred over the net assets recognized and represents potential future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. Goodwill is not expected to be deductible for tax purposes.

Consideration Paid:
Cash consideration	$400,000
Common stock issued	5,421,962
Convertible notes	278,000
Contingent purchase consideration	5,586,493
Total consideration	$11,686,455

The amounts in the table below represent the allocation of the purchase price. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Cash and cash equivalents	$26,408
Inventory	65,734
Produced and licensed content cost	187,920
Goodwill and intangible assets	14,271,969
Accounts payable	(113,462)
Noncontrolling interest	(2,752,114)
Total identifiable assets acquired, and liabilities assumed	$11,686,455

During the quarter ended June 30, 2022, the Company finalized the purchase price allocation, during the permissible measurement period, and obtained new fair value information for certain identifiable intangible assets related to its acquisition of Curiosity. The revised purchase price allocation decreased goodwill by $468,426 and increased intangible assets by $468,426. Additionally, the Company recorded amortization expense of $15,944 related to intangible assets subject to amortization during the quarter ended June 30, 2022 (of which $7,247 corresponded to the year ended December 31, 2021). See Note 9 – Goodwill and Intangible Assets for more detail. These adjustments did not have a significant impact on the Company’s operations for the three and nine months ended September 30, 2022. The following table summarizes the individually identifiable intangible assets recognized:

Licensing agreements	$341,728
Books and stories content	126,698
Total identifiable intangible assets	$468,426

The Company’s results of operations include results of operations for Curiosity for the three and nine months ended September 30, 2022. No pro forma information is presented for the Company’s results of operations as if the acquisition of Curiosity had occurred on January 1, 2021 as results of its operations are not considered material to the condensed consolidated financial statements as of and for the three and nine months ended September 30, 2021.